Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Cerberus Funds [Member] years	Jun. 30, 2005 Cerberus Funds [Member]	Dec. 31, 2011 NV Equity Plan [Member]	Dec. 31, 2011 Stock Options [Member] years	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2011 Restricted Share Units [Member]	Dec. 31, 2011 Key Employees [Member] NV Equity Plan [Member]	Dec. 31, 2011 Former Employees [Member] NV Equity Plan [Member]	Dec. 31, 2011 Former Non-Executive Directors [Member] NV Equity Plan [Member]	Dec. 31, 2011 May 31,2014 [Member] Restricted Share Units [Member]	Dec. 31, 2011 March 31, 2015 [Member] Restricted Share Units [Member]	Dec. 31, 2011 May 31, 2013 [Member] Restricted Share Units [Member]	Dec. 31, 2011 February 28, 2015 [Member] Restricted Share Units [Member]	Dec. 31, 2011 May 31, 2015 [Member] Restricted Share Units [Member]	Dec. 31, 2011 2012 [Member] Restricted Stock [Member]	Dec. 31, 2011 2013 [Member] Restricted Stock [Member]	Dec. 31, 2011 2014 [Member] Restricted Stock [Member]	Dec. 31, 2011 2015 [Member] Restricted Stock [Member]	Dec. 31, 2011 Maximum [Member] NV Equity Plan [Member]	Dec. 31, 2011 Minimum [Member] NV Equity Plan [Member]	Dec. 31, 2011 Minimum [Member] Key Employees [Member]	Dec. 31, 2011 Minimum [Member] Key Employees [Member] NV Equity Plan [Member]
Share-Based Compensation [Line Items]
Exchange right, exercisable period						3
Exchange right, extended exercisable period						2
Exchange right, expiration date						November 27, 2013
Ownership percentage							100.00%																					10.00%
Equity awards available for grants								4,251,848
Award vesting period, in years								10 years						5 years
Percentage of stock option price per share, options granted																											100.00%		110.00%
Aggregate fair market value of stock options exercised																										$ 100,000,000
Stock options outstanding, shares	2,057,203	2,283,541		2,575,000	2,887,500										2,012,254	44,949
Stock options outstanding, weighted average remaining contractual term, years									6.1
Stock options issued, weighted average grant date fair value												$ 1.52
Total stock-based compensation	6,236,000	3,402,000	[1],[2]	3,910,000					1,431,000	2,339,000	3,563,000
Expected recognition of share-based compensation																						$ 5,600,000	$ 5,200,000	$ 4,800,000	$ 1,700,000
Restricted share units, expected to vest																	100,000	435,000	200,000	100,000	925,000
Expected date of vesting																	May 31, 2014	March 31, 2015	May 31, 2013	February 28, 2015	May 31, 2015
Restricted share units outstanding	745,965	745,965		2,211,360	2,457,098								1,760,000

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).